Note 14 - Mining Interests (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended			3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 21, 2021 USD ($) shares	Jul. 02, 2020 USD ($) $ / oz shares	May 10, 2018 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2020	Apr. 30, 2018	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Jul. 02, 2020 $ / shares	Jul. 02, 2020 USD ($) $ / shares	Mar. 31, 2020 CAD ($) shares
Statement Line Items [Line Items]
Purchase of mining assets										$ 68,647,000	$ 76,983,000
Assets arising from exploration for and evaluation of mineral resources											463,391,000		$ 509,730,000
Total assets											1,012,952,000		1,237,517,000
Minera La Rastra, S.A. de C.V. [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources							$ 13,100,000
Net gains (losses) on disposals of property, plant and equipment										6,500,000
Disposal of subsidiary, consideration							$ 1,700,000
Disposal of subsidiary, consideration, number of shares received (in shares) | shares							17,097,500										17,097,500
Total assets							$ 11,800,000
Net gains (losses) on disposals of investments							(10,200,000)
Black-Scholes model [member]
Statement Line Items [Line Items]
warrants measurement input, fair value																$ 5,700,000
Springpole silver stream [member]
Statement Line Items [Line Items]
Percentage of life of mine payable silver produced		50.00%
Acquisition of mining interest, price																22,500,000
Percentage of silver spot price		33.00%
Purchase silver, price (in USD per Ounce) | $ / oz		7.5
Purchase price, annual inflation escalation		2.00%
Acquisition of mining interest, consideration transferred		$ 10,000,000
Purchase of mining assets		2,500,000
Acquisition of mining interest, shares issued, value		$ 7,500,000
Acquisition of mining interest, shares issued (in shares) | shares		805,698
Percentage of life of mine payable silver production		25.00%
Other financial assets																5,700,000
Assets arising from exploration for and evaluation of mineral resources																$ 4,300,000
Springpole silver stream [member] | Acquisition of the Springpole Stream [member]
Statement Line Items [Line Items]
Acquisition of mining interest, consideration transferred	$ 7,500,000
Purchase of mining assets	3,750,000								$ 2,500,000
Acquisition of mining interest, shares issued, value	$ 3,750,000								$ 2,500,000
Acquisition of mining interest, shares issued (in shares) | shares	287,300
La joya silver project [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources											600,000
Option agreement, net smelter returns royalty				2.00%										2.00%
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Total assets											$ 134,666,000		$ 166,525,000
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Percent of gold production required to be sold													20.00%
Gold, selling price, per ounce										450
Purchase agreement, annual inflation increase, percent						1.00%
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member] | Top of range [member]
Statement Line Items [Line Items]
Gold, selling price, per ounce										464
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party			25.00%
New stream agreement, ongoing payments, upper range limit			$ 600
New stream agreement, percentage of annual inflation adjustment			1.00%
First Mining Gold Corp [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of warrant purchased (in shares) | shares		30,000,000
Class of warrants or rights, exercise price (in CAD per share) | (per share)															$ 0.40	$ 0.40
Class of warrants or rights, term (Year)		5 years
Silver Dollar Resources Inc. [member] | La joya silver project [member]
Statement Line Items [Line Items]
Option agreement, term (Year)				5 years
Percentage of interest in project				80.00%
Percentage of interest in project, additional to be earned				20.00%
Price of interest in project to be transferred														$ 1.3
Percentage of counterparty's outstanding common shares, receivable, within one year, incur 1 million of exploration expenditure within the first 5 year				19.90%										19.90%
Option agreement, waive, remaining cash option payment, incur exploration expenditures within first three years				$ 600,000
Option agreement, second option, percentage of interest in project be transferred				20.00%										20.00%
Option agreement, second option, consideration, percentage of counterparty's outstanding common shares				5.00%										5.00%
Proceeds from disposal of mining assets										$ 300,000
Number of shares received from counterparty as consideration for mining interest (in shares) | shares										5,146,401
Fair value of shares received from counterparty as consideration for mining interest										$ 6,900,000
GR Silver Mining Ltd [member]
Statement Line Items [Line Items]
Class of warrants or rights, exercise price (in CAD per share) | $ / shares												$ 0.40
Class of warrants or rights, term (Year)					1 year
GR Silver Mining Ltd [member] | Minera La Rastra, S.A. de C.V. [member]
Statement Line Items [Line Items]
Disposal of subsidiary, consideration, fair value of shares received							$ 1,700,000
Cash flows from losing control of subsidiaries or other businesses								$ 0.1
Net smelter return royalty							2.00%										2.00%
GR Silver Mining Ltd [member] | Plomosas Silver Project [member]
Statement Line Items [Line Items]
Option to repurchase NSR, price																	$ 1.0